LONG TERM LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Long Term Liabilities Tables
Future payments related to the promissory notes	Expected future payments related to the promissory notes as of March 31, 2016, are approximately as follows: For the year ended:
2016	$53,000
2017	68,000
2018	68,000
2019	19,000
$208,000

2016	$ 68,000
2017	68,000
2018	68,000
2019	19,000
$ 223,000